Accounts Receivable, net (Details 2)	12 Months Ended
Dec. 31, 2014
Solar cells
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness	90 days
Solar modules
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness	180 days